SHARE CAPITAL - Summary of share capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends declared
Minimum mandatory percentage of annual net income	50.00%
Mandatory percentage of annual net income if total reserves exceeds outstanding capital	70.00%
Minimum percentage of shareholder approval required to defer distribution of annual net income	78.00%
Cash dividends per share	$ 0	$ 4,524	$ 3,536	$ 3,536	$ 3,120
Dividends paid, ordinary shares per share		3,900	$ 3,536	$ 3,536
Dividends paid, extraordinary		$ 624
Quorum of subscribed preferred shareholders attendance which is required for valid vote	80.00%
Number of shares reserved (in shares)	438,173,000
Common shares
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Preference shares
Dividends declared
Minimum percentage of subscribed shareholder approval required to pay a deferred distribution in equity securities	80.00%
Non-cumulative minimum preferred dividend, as a percentage of annual subscription price	1.00%
Quorum of subscribed preferred shareholders attendance which is required for valid vote	80.00%
Legal reserves
Dividends declared
Minimum percentage of annual net income required to be appropriated to reserves	10.00%
Maximum reserve balance, as a percentage of total paid-in capital	50.00%